Equity reserves and long-term incentive plan awards - disclosure of amount and movement in deferred share units (Details) - Deferred Share Units [Member] - Share	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Balance, beginning of year	3,132,000	844,200
Granted	1,942,400	2,287,800
Settled in cash during the year	(860,875)	0
Cancelled/forfeited	(145,250)	0
Balance, end of year	4,068,275	3,132,000